Financial Risk Management - Exposure to Exchange Rate Risk: Book Values of Major Monetary Assets and Liabilities Denominated in Currencies Other Than Functional Currency (Detail) - Currency risk [member]
€ in Millions, ₩ in Millions, ₩ in Millions, ฿ in Millions, ¥ in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 THB (฿)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 KPW (₩)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 THB (฿)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Trade receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | $							$ 22
KRW [Member] | Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | ₩		₩ 44,026							₩ 20,456
Exchange rate	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.11	0.11	0.11	0.11	0.11
Yen equivalent	¥ (4,345)							¥ (2,155)
KRW [Member] | Put option liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency						₩ 2,296			₩ 2,114
Exchange rate	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.11	0.11	0.11	0.11	0.11
Yen equivalent	¥ (227)							¥ (223)
KRW [Member] | Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | ₩		₩ 15,539							₩ 7,312
Exchange rate	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.11	0.11	0.11	0.11	0.11
Yen equivalent	¥ 1,534							¥ 770
KRW [Member] | Trade receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | ₩		₩ 2,362
Exchange rate	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Yen equivalent	¥ 233
KRW [Member] | Time deposits [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | ₩		₩ 7,100							₩ 6,100
Exchange rate	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.11	0.11	0.11	0.11	0.11
Yen equivalent	¥ 701							¥ 643
KRW [Member] | Office security deposits [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | ₩		₩ 7,250							₩ 5,655
Exchange rate	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.11	0.11	0.11	0.11	0.11
Yen equivalent	¥ 716							¥ 596
KRW [Member] | Guarantee deposit [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | ₩		₩ 8,628
Exchange rate	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Yen equivalent	¥ 852
USD [Member] | Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | $				$ 11							$ 10
Exchange rate	110.36	110.36	110.36	110.36	110.36	110.36	110.36	112.88	112.88	112.88	112.88	112.88
Yen equivalent	¥ (1,229)							¥ (1,166)
USD [Member] | Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | $				$ 109							$ 101
Exchange rate	110.36	110.36	110.36	110.36	110.36	110.36	110.36	112.88	112.88	112.88	112.88	112.88
Yen equivalent	¥ 11,985							¥ 11,364
USD [Member] | Trade receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | $				$ 12							$ 12
Exchange rate	110.36	110.36	110.36	110.36	110.36	110.36	110.36	112.88	112.88	112.88	112.88	112.88
Yen equivalent	¥ 1,378							¥ 1,336
USD [Member] | Other Receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | $											$ 5
Exchange rate								112.88	112.88	112.88	112.88	112.88
Yen equivalent								¥ 611
USD [Member] | Time deposits [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | $											$ 10
Exchange rate								112.88	112.88	112.88	112.88	112.88
Yen equivalent								¥ 1,131
USD [Member] | Available-for-sale financial assets [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | $											$ 35
Exchange rate								112.88	112.88	112.88	112.88	112.88
Yen equivalent								¥ 3,949
USD [Member] | Short-term Loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | $				$ 11
Exchange rate	110.36	110.36	110.36	110.36	110.36	110.36	110.36
Yen equivalent	¥ 1,260
USD [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | $				$ 23
Exchange rate	110.36	110.36	110.36	110.36	110.36	110.36	110.36
Yen equivalent	¥ 2,491
THB [Member] | Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | ฿										฿ 97
Exchange rate								3.45	3.45	3.45	3.45	3.45
Yen equivalent								¥ (334)
THB [Member] | Trade receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | ฿			฿ 72							฿ 188
Exchange rate	3.39	3.39	3.39	3.39	3.39	3.39	3.39	3.45	3.45	3.45	3.45	3.45
Yen equivalent	¥ 245							¥ 649
TWD [Member] | Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | $					$ 125
Exchange rate	3.61	3.61	3.61	3.61	3.61	3.61	3.61
Yen equivalent	¥ (451)
TWD [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | $					$ 88
Exchange rate	3.61	3.61	3.61	3.61	3.61	3.61	3.61
Yen equivalent	¥ 319
Japan, Yen | Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency	¥ 256
Exchange rate	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Yen equivalent	¥ (256)
Japan, Yen | Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency	¥ 337							¥ 258
Exchange rate	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Yen equivalent	¥ 337							¥ 258
EUR [Member] | Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | €												€ 2
Exchange rate								134.78	134.78	134.78	134.78	134.78
Yen equivalent								¥ 213